Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AB BOND FUND, INC.
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
AB Government Reserves Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY INFORMATION AB GOVERNMENT RESERVES PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class 1 shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Fund will maintain a NAV of $1.00 per share.

The Fund invests at least 80%, and normally substantially all, of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) (“U.S. Government securities”) and repurchase agreements related to such securities. This policy may not be changed without 60 days’ prior written notice to shareholders. The Fund may also invest in when-issued securities.

Effective October 28, 2015, the Fund will invest 99.5% or more of its total assets in cash, U.S. Government securities and/or repurchase agreements related to U.S. Government securities that are collateralized fully.

As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission (“Commission”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Among other things, Rule 2a-7 requires that the Fund’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Fund’s investments in illiquid securities to 5% of its total assets.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  MONEY MARKET FUND RISK AND REGULATORY DEVELOPMENTS: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  The Commission recently adopted changes to Rule 2a-7. The new rules do not significantly affect government money market funds, such as the Fund. The Fund will be required under the new rules to invest 99.5% of its total assets in U.S. Government securities and repurchase agreements related thereto, and the Fund has changed its investment policy to conform to this requirement. There are a number of changes under the new rules that relate to diversification, disclosure, reporting and stress testing requirements. The Fund is implementing these changes on or before the dates they become effective. The new rules will also permit the Fund, at the discretion of the Fund’s Board of Directors (“Board”), to, under certain circumstances, impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund’s investments in short-term securities. A decline in interest rates will affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
  CREDIT RISK: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	it is possible that you may lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Portfolio; and
  the Fund's average annual returns for one year and since inception.
You may obtain updated performance information on the Fund's website at www.Bernstein.com (click on "Investments" then "Mutual Fund Performance at a Glance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over the life of the Portfolio; and the Fund's average annual returns for one year and since inception.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.Bernstein.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock	Through June 30, 2015, the year-to-date unannualized return for the Fund’s shares was 0.01%.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 0.01%, 4TH QUARTER, 2014; AND WORST QUARTER WAS 0.00%, 3RD QUARTER 2014.
Performance Table Heading		rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	You may obtain the most current seven-day yield information of the Portfolio by calling 800-221-5672 or your financial intermediary.
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	800-221-5672
AB Government Reserves Portfolio | Class 1
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses: Transfer Agent		rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses		rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.37%
After 1 Year		rr_ExpenseExampleYear01	$ 38
After 3 Years		rr_ExpenseExampleYear03	119
After 5 Years		rr_ExpenseExampleYear05	208
After 10 Years		rr_ExpenseExampleYear10	$ 468
2005		rr_AnnualReturn2005
2006		rr_AnnualReturn2006
2007		rr_AnnualReturn2007
2008		rr_AnnualReturn2008
2009		rr_AnnualReturn2009
2010		rr_AnnualReturn2010
2011		rr_AnnualReturn2011
2012		rr_AnnualReturn2012
2013		rr_AnnualReturn2013
2014		rr_AnnualReturn2014	0.02%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 YEAR		rr_AverageAnnualReturnYear01	0.02%
SINCE INCEPTION	[1]	rr_AverageAnnualReturnSinceInception	0.02%
INCEPTION DATE		rr_AverageAnnualReturnInceptionDate	May 06, 2013

[1]	Inception date: 05/06/2013.